Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Emerging Markets Portfolio

June 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Information Technology – 29.8%
Communications Equipment – 0.1%
Accton Technology Corp.	48,000	$539,914

Electronic Equipment, Instruments & Components – 5.5%
BOE Technology Group Co., Ltd. - Class A	28,170,500	15,895,471
China Railway Signal & Communication Corp., Ltd. - Class A	4,201,270	3,358,329
China Railway Signal & Communication Corp., Ltd. - Class H(a)	2,647,000	1,002,694
Daejoo Electronic Materials Co., Ltd.	21,080	1,554,838
Delta Electronics, Inc.	36,000	398,964
Lotes Co., Ltd.	67,000	1,855,235
Park Systems Corp.	11,930	1,710,098
Samsung SDI Co., Ltd.	29,190	14,905,417
Sinbon Electronics Co., Ltd.	1,423,000	16,905,778
Unimicron Technology Corp.	675,000	3,838,497

		61,425,321

IT Services – 0.5%
Chinasoft International Ltd.(b)	1,652,000	1,041,847
FPT Corp.	375,780	1,372,624
Locaweb Servicos de Internet SA(a)	653,300	1,170,652
Persistent Systems Ltd.	34,831	2,134,138

		5,719,261

Semiconductors & Semiconductor Equipment – 17.4%
ASPEED Technology, Inc.	114,400	10,536,783
Broadcom, Inc.	14,640	12,699,175
eMemory Technology, Inc.	19,000	1,359,917
Gudeng Precision Industrial Co., Ltd.	110,000	1,521,193
King Yuan Electronics Co., Ltd.	5,062,000	9,293,001
Koh Young Technology, Inc.	137,510	1,619,695
LEENO Industrial, Inc.	13,300	1,494,472
MediaTek, Inc.	487,000	10,780,155
Nanya Technology Corp.	1,576,000	3,592,913
Novatek Microelectronics Corp.	431,000	5,917,701
Parade Technologies Ltd.	62,000	2,149,238
Realtek Semiconductor Corp.	684,000	8,528,534
Silergy Corp.	387,000	4,820,933
SK Hynix, Inc.	330,513	29,040,320
Taiwan Semiconductor Manufacturing Co., Ltd.	3,713,706	68,604,467
United Microelectronics Corp.	13,232,000	20,790,275
WONIK IPS Co., Ltd.	62,290	1,560,665

		194,309,437

Software – 0.7%
Glodon Co., Ltd. - Class A	195,880	877,443
TOTVS SA	1,146,900	7,180,999

		8,058,442

Technology Hardware, Storage & Peripherals – 5.6%
Advantech Co., Ltd.	43,000	566,125
Asia Vital Components Co., Ltd.	32,000	279,008
Quanta Computer, Inc.	215,000	1,050,031
Samsung Electronics Co., Ltd.	998,457	54,978,270
Samsung Electronics Co., Ltd. (Preference Shares)	113,000	5,127,857
Wiwynn Corp.	17,000	776,942

		62,778,233

		332,830,608

Company	Shares	U.S. $ Value

Financials – 21.1%
Banks – 14.3%
Agricultural Bank of China Ltd. - Class H	765,000	$301,279
Al Rajhi Bank	404,604	7,918,975
Alpha Services and Holdings SA(b)	2,239,330	3,667,924
AU Small Finance Bank Ltd.(a)	260,513	2,401,963
Bank BTPN Syariah Tbk PT	8,754,200	1,206,319
Bank for Foreign Trade of Vietnam JSC(b)	2,227,201	9,458,923
Bank Mandiri Persero Tbk PT	9,684,000	3,370,102
Bank of the Philippine Islands	3,632,575	7,172,925
Bank Polska Kasa Opieki SA	345,893	9,434,801
BDO Unibank, Inc.	971,990	2,433,943
China CITIC Bank Corp., Ltd. - Class H	6,979,000	3,281,229
China Construction Bank Corp. - Class H(b)	5,894,000	3,815,913
China Merchants Bank Co., Ltd. - Class A	297,500	1,344,954
China Merchants Bank Co., Ltd. - Class H	1,067,500	4,868,962
Credicorp Ltd.	13,908	2,053,377
Emirates NBD Bank PJSC	1,108,208	4,511,212
Eurobank Ergasias Services and Holdings SA(b)	3,523,091	5,804,599
Hana Financial Group, Inc.	401,660	11,990,560
HDFC Bank Ltd.	916,873	19,020,415
Itau Unibanco Holding SA (Preference Shares)	1,193,500	7,083,929
Kasikornbank PCL	1,766,400	6,493,388
KB Financial Group, Inc.(b)	505,632	18,351,749
Metropolitan Bank & Trust Co.	7,144,318	7,228,006
NU Holdings Ltd./Cayman Islands - Class A(b)	764,970	6,035,613
Regional SAB de CV	170,235	1,233,426
Sberbank of Russia PJSC(c) (d)	951,472	0
State Bank of India	1,374,782	9,620,441

		160,104,927

Capital Markets – 1.3%
B3 SA - Brasil Bolsa Balcao	3,108,000	9,483,288
Banco BTG Pactual SA	789,200	5,183,648

		14,666,936

Consumer Finance – 0.4%
Kaspi.KZ JSC (GDR)(a)	44,000	3,509,944
Muangthai Capital PCL	1,207,800	1,342,604

		4,852,548

Financial Services – 1.2%
Housing Development Finance Corp., Ltd.	396,963	13,688,047

Insurance – 3.9%
AIA Group Ltd.	1,693,200	17,196,980
BB Seguridade Participacoes SA	158,400	1,017,912
Hyundai Marine & Fire Insurance Co., Ltd.	215,739	5,090,333
Ping An Insurance Group Co. of China Ltd. - Class H	2,939,000	18,771,139
Samsung Fire & Marine Insurance Co., Ltd.	4,829	842,686

		42,919,050

		236,231,508

Company	Shares	U.S. $ Value

Consumer Discretionary – 15.1%
Automobile Components – 0.2%
Balkrishna Industries Ltd.	73,338	$2,115,418

Automobiles – 1.2%
Bajaj Auto Ltd.	22,460	1,285,946
Kia Corp.	93,438	6,294,079
Maruti Suzuki India Ltd.	48,783	5,828,399

		13,408,424

Broadline Retail – 4.4%
Alibaba Group Holding Ltd.(b)	3,642,080	37,913,425
JD.com, Inc. - Class A	26,950	459,620
MercadoLibre, Inc.(b)	8,067	9,556,168
PDD Holdings, Inc. (ADR)(b)	11,145	770,565

		48,699,778

Diversified Consumer Services – 0.6%
Fu Shou Yuan International Group Ltd.	6,062,000	4,180,877
YDUQS Participacoes SA(b)	505,600	2,092,852

		6,273,729

Hotels, Restaurants & Leisure – 3.5%
Americana Restaurants International PLC	6,198,440	7,091,250
Galaxy Entertainment Group Ltd.(b)	1,360,000	8,664,171
H World Group Ltd.(b)	1,220,000	4,727,947
Melco Resorts & Entertainment Ltd. (ADR)(b)	113,580	1,386,812
OPAP SA	26,891	468,933
Sands China Ltd.(b)	2,852,800	9,770,016
Shanghai Jinjiang International Hotels Co., Ltd. - Class A	980,900	5,726,896
TravelSky Technology Ltd. - Class H	160,000	272,567
Westlife Foodworld Ltd.(b)	148,471	1,543,778

		39,652,370

Household Durables – 0.9%
Gree Electric Appliances, Inc. of Zhuhai - Class A	556,400	2,800,623
Hisense Visual Technology Co., Ltd. - Class A	255,800	873,322
Midea Group Co., Ltd. - Class A	751,400	6,107,903

		9,781,848

Specialty Retail – 2.4%
China Tourism Group Duty Free Corp., Ltd. - Class A	350,500	5,349,682
HLA Group Corp., Ltd. - Class A	789,100	747,769
Lojas Renner SA	2,185,817	9,130,016
Mobile World Investment Corp.(b)	226,900	418,126
Pet Center Comercio e Participacoes SA	853,540	1,172,945
Topsports International Holdings Ltd.(a)	2,915,000	2,536,119
Trent Ltd.	132,621	2,849,303
Wilcon Depot, Inc.	2,930,900	1,282,280
Zhongsheng Group Holdings Ltd.	922,500	3,541,379

		27,027,619

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 1.9%
ANTA Sports Products Ltd.	327,400	$3,364,337
F&F Co., Ltd./New	19,450	1,772,867
Li Ning Co., Ltd.	1,414,500	7,638,556
Samsonite International SA(a) (b)	3,020,700	8,541,915

		21,317,675

		168,276,861

Industrials – 6.5%
Building Products – 0.4%
Astral Ltd.	104,837	2,540,938
Kajaria Ceramics Ltd.	97,704	1,499,616

		4,040,554

Construction & Engineering – 0.5%
Larsen & Toubro Ltd.	153,151	4,629,873
Voltas Ltd.	138,412	1,285,639

		5,915,512

Electrical Equipment – 1.7%
Bizlink Holding, Inc.	162,000	1,679,611
Contemporary Amperex Technology Co., Ltd. - Class A	162,900	5,147,027
Ecopro BM Co., Ltd.	5,280	1,004,408
KEI Industries Ltd.	62,216	1,757,172
Polycab India Ltd.	8,364	362,926
Sungrow Power Supply Co., Ltd. - Class A	296,300	4,772,861
Suzhou Maxwell Technologies Co., Ltd. - Class A	90,360	2,109,691
Voltronic Power Technology Corp.	39,158	2,476,429

		19,310,125

Ground Transportation – 0.2%
Globaltrans Investment PLC (Sponsored GDR)(b) (c) (d) (e)	658,169	0
Rumo SA	422,300	1,957,951

		1,957,951

Industrial Conglomerates – 0.4%
Bidvest Group Ltd. (The)	341,710	4,750,035

Machinery – 1.8%
Airtac International Group	61,000	2,015,967
Escorts Kubota Ltd.	19,446	534,151
Estun Automation Co., Ltd. - Class A(b)	2,037,652	7,880,392
Weichai Power Co., Ltd. - Class H	2,874,000	4,228,438
Yutong Bus Co., Ltd. - Class A	2,930,000	5,949,371

		20,608,319

Company	Shares	U.S. $ Value

Professional Services – 0.2%
Centre Testing International Group Co., Ltd. - Class A	389,156	$1,045,231
Sporton International, Inc.(b)	110,415	902,668

		1,947,899

Trading Companies & Distributors – 0.3%
Barloworld Ltd.	716,798	3,255,844

Transportation Infrastructure – 1.0%
Grupo Aeroportuario del Centro Norte SAB de CV	872,678	9,278,927
Grupo Aeroportuario del Pacifico SAB de CV - Class B	83,240	1,498,048

		10,776,975

		72,563,214

Materials – 6.3%
Chemicals – 1.8%
Atul Ltd.	18,167	1,552,022
Chunbo Co., Ltd.	8,392	1,236,305
Deepak Fertilisers & Petrochemicals Corp., Ltd.	74,163	510,822
Hansol Chemical Co., Ltd.	7,560	1,385,299
Navin Fluorine International Ltd.	31,236	1,714,325
PI Industries Ltd.	50,932	2,432,854
Rianlon Corp. - Class A	66,000	370,002
Shandong Sinocera Functional Material Co., Ltd. - Class A	218,100	824,290
Sociedad Quimica y Minera de Chile SA (Sponsored ADR)	120,360	8,740,543
SRF Ltd.	45,058	1,261,990

		20,028,452

Construction Materials – 0.6%
GCC SAB de CV	786,862	6,708,806

Metals & Mining – 3.9%
Aluminum Corp. of China Ltd. - Class H	9,932,000	4,298,832
First Quantum Minerals Ltd.	493,457	11,673,857
Freeport-McMoRan, Inc.	332,960	13,318,400
Hoa Phat Group JSC(b)	1,103,842	1,228,117
Jiangxi Copper Co., Ltd. - Class A	417,700	1,095,774
Zijin Mining Group Co., Ltd. - Class H	8,262,000	12,235,033

		43,850,013

		70,587,271

Utilities – 5.1%
Electric Utilities – 2.5%
Centrais Eletricas Brasileiras SA	405,549	3,366,729
Equatorial Energia SA	2,257,700	15,159,153
Power Grid Corp. of India Ltd.	2,805,842	8,707,616

		27,233,498

Gas Utilities – 1.5%
GAIL India Ltd.	6,098,826	7,822,679
Kunlun Energy Co., Ltd.	10,994,000	8,660,615

		16,483,294

Company	Shares	U.S. $ Value

Independent Power and Renewable Electricity Producers – 1.1%
ACEN Corp.(b)	478,950	$46,935
Auren Energia SA	101,700	304,365
China Datang Corp. Renewable Power Co., Ltd. - Class H	11,799,000	3,953,772
China Longyuan Power Group Corp., Ltd. - Class H	7,142,000	7,376,789
Xinyi Energy Holdings Ltd.	2,934,000	961,117

		12,642,978

		56,359,770

Energy – 3.4%
Oil, Gas & Consumable Fuels – 3.4%
China Petroleum & Chemical Corp. - Class H	25,818,000	15,179,432
Gazprom PJSC (Sponsored ADR)(b) (c) (d)	436,750	1
LUKOIL PJSC(c) (d)	80,321	0
Parex Resources, Inc.	515,264	10,330,562
PetroChina Co., Ltd. - Class H	8,972,000	6,229,776
Reliance Industries Ltd.	214,532	6,695,323

		38,435,094

Real Estate – 2.5%
Real Estate Management & Development – 2.5%
Aldar Properties PJSC	284,615	398,057
Ayala Land, Inc.	9,529,600	4,215,719
China Overseas Land & Investment Ltd.	2,065,500	4,518,578
Corp. Inmobiliaria Vesta SAB de CV	136,917	444,419
Emaar Properties PJSC	6,094,787	10,712,952
Megaworld Corp.	52,878,000	1,912,194
Vincom Retail JSC(b)	1,326,300	1,512,204
Vinhomes JSC(a) (b)	1,828,100	4,273,126

		27,987,249

Communication Services – 2.5%
Entertainment – 0.6%
G-bits Network Technology Xiamen Co., Ltd. - Class A	4,100	277,194
International Games System Co., Ltd.	215,000	4,284,519
NetEase, Inc.	82,000	1,588,250

		6,149,963

Interactive Media & Services – 1.9%
Tencent Holdings Ltd.	501,300	21,255,707

Wireless Telecommunication Services – 0.0%
Etihad Etisalat Co.	40,356	517,699

		27,923,369

Health Care – 2.4%
Health Care Equipment & Supplies – 0.0%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	6,100	252,430

Health Care Providers & Services – 2.4%
Apollo Hospitals Enterprise Ltd.	71,531	4,453,913
Hapvida Participacoes e Investimentos SA(a) (b)	14,338,754	13,116,357
Universal Vision Biotechnology Co., Ltd.(b)	671,450	9,171,013

		26,741,283

		26,993,713

Company	Shares	U.S. $ Value

Consumer Staples – 2.4%
Beverages – 0.5%
Kweichow Moutai Co., Ltd. - Class A	25,400	$5,920,843

Consumer Staples Distribution & Retail – 1.0%
Atacadao SA	1,443,100	3,375,531
BGF retail Co., Ltd.	10,420	1,384,151
Dino Polska SA(a) (b)	16,947	1,979,976
Jeronimo Martins SGPS SA	22,745	626,593
Sendas Distribuidora S/A	1,353,600	3,887,056
X5 Retail Group NV (GDR)(b) (d) (e)	226,094	0

		11,253,307

Food Products – 0.1%
Britannia Industries Ltd.	8,185	501,929

Personal Care Products – 0.2%
Proya Cosmetics Co., Ltd. - Class A	122,776	1,902,340

Tobacco – 0.6%
ITC Ltd.	1,280,557	7,059,449

		26,637,868

Total Common Stocks (cost $1,000,709,810)		1,084,826,525

EQUITY LINKED NOTES – 1.5%
Information Technology – 1.4%
IT Services – 1.4%
FPT Corp., Macquarie Bank Ltd., expiring 07/15/2024(b)	4,253,955	15,518,138

Real Estate – 0.1%
Real Estate Management & Development – 0.1%
Vincom Retail JSC, Macquarie Bank Ltd., expiring 07/15/2024(b)	1,111,210	1,263,220

Consumer Discretionary – 0.0%
Specialty Retail – 0.0%
Mobile World Investment Corp., Macquarie Bank Ltd., expiring 07/15/2024(b)	216,400	397,292

Total Equity Linked Notes (cost $6,301,265)		17,178,650

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.02%(f) (g) (h) (cost $6,587,397)	6,587,397	6,587,397

U.S. $ Value

Total Investments – 99.2% (cost $1,013,598,472)(i)	$1,108,592,572
Other assets less liabilities – 0.8%	9,244,721

Net Assets – 100.0%	$1,117,837,293

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	66,148	USD	13,039	07/05/2023	$(775,963)
Bank of America, NA	USD	13,726	BRL	66,148	07/05/2023	88,865
Bank of America, NA	USD	7,368	CNH	51,466	07/07/2023	(287,531)
Bank of America, NA	HKD	20,681	USD	2,647	07/12/2023	7,238
Bank of America, NA	KRW	15,064,488	USD	11,339	07/27/2023	(104,874)
Bank of America, NA	TWD	663,909	USD	21,745	09/14/2023	391,367
Bank of America, NA	USD	1,109	INR	91,241	09/25/2023	193
Barclays Bank PLC	BRL	43,051	USD	8,719	07/05/2023	(272,432)
Barclays Bank PLC	USD	8,941	BRL	43,051	07/05/2023	50,481
Barclays Bank PLC	HKD	394,739	USD	50,739	07/12/2023	361,269
Barclays Bank PLC	PHP	1,036,389	USD	18,448	07/27/2023	(290,459)
Barclays Bank PLC	USD	1,147	KRW	1,492,457	07/27/2023	(13,734)
Barclays Bank PLC	USD	1,385	PHP	77,101	07/27/2023	8,787
Barclays Bank PLC	TWD	45,084	USD	1,460	09/14/2023	10,069
Barclays Bank PLC	USD	1,724	TRY	44,000	09/14/2023	(84,553)
Barclays Bank PLC	USD	15,986	MYR	73,300	09/21/2023	(132,963)
BNP Paribas SA	BRL	12,327	USD	2,455	07/05/2023	(119,649)
BNP Paribas SA	USD	2,558	BRL	12,327	07/05/2023	16,560
BNP Paribas SA	USD	15,960	IDR	238,995,068	07/12/2023	(71,508)
BNP Paribas SA	USD	4,015	KRW	5,192,971	07/27/2023	(70,137)
Citibank, NA	USD	28,429	CNH	195,504	07/07/2023	(1,532,211)
Citibank, NA	HKD	22,842	USD	2,923	07/12/2023	8,281
Citibank, NA	IDR	258,125,314	USD	17,204	07/12/2023	43,975
Citibank, NA	USD	45,860	INR	3,782,203	09/25/2023	98,637
Citibank, NA	USD	17,178	IDR	258,125,314	10/12/2023	(42,748)
Goldman Sachs Bank USA	KRW	8,506,476	USD	6,547	07/27/2023	85,479
HSBC Bank USA	CNH	277,372	USD	38,643	07/07/2023	482,660
HSBC Bank USA	USD	6,257	CNH	44,467	07/07/2023	(139,571)
HSBC Bank USA	HKD	75,366	USD	9,634	07/12/2023	15,510
HSBC Bank USA	USD	7,844	HKD	61,368	07/12/2023	(11,989)
JPMorgan Chase Bank, NA	BRL	23,376	USD	4,826	07/05/2023	(55,688)
JPMorgan Chase Bank, NA	USD	4,831	BRL	23,376	07/05/2023	51,456
JPMorgan Chase Bank, NA	USD	3,079	CNH	21,437	07/07/2023	(129,967)
JPMorgan Chase Bank, NA	USD	2,334	HKD	18,222	07/12/2023	(8,286)
JPMorgan Chase Bank, NA	KRW	4,480,091	USD	3,387	07/27/2023	(16,243)
JPMorgan Chase Bank, NA	USD	26,463	ZAR	491,227	08/23/2023	(490,747)
JPMorgan Chase Bank, NA	TRY	44,000	USD	1,757	09/14/2023	117,194
Morgan Stanley Capital Services, Inc.	BRL	122,610	USD	25,384	07/05/2023	(223,128)
Morgan Stanley Capital Services, Inc.	USD	25,578	BRL	122,610	07/05/2023	28,968
Morgan Stanley Capital Services, Inc.	CNH	77,929	USD	11,107	07/07/2023	385,743
Morgan Stanley Capital Services, Inc.	CNH	11,150	USD	1,531	07/07/2023	(2,573)
Morgan Stanley Capital Services, Inc.	USD	19,583	CNH	137,899	07/07/2023	(610,987)
Morgan Stanley Capital Services, Inc.	HKD	55,167	USD	7,052	07/12/2023	11,855
Morgan Stanley Capital Services, Inc.	USD	3,456	HKD	26,987	07/12/2023	(11,387)
Morgan Stanley Capital Services, Inc.	USD	1,277	IDR	19,130,246	07/12/2023	(5,686)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	CLP	2,410,590	USD	3,039	07/13/2023	$34,917
Morgan Stanley Capital Services, Inc.	CLP	1,734,024	USD	2,138	07/13/2023	(22,753)
Morgan Stanley Capital Services, Inc.	USD	2,015	CLP	1,617,453	07/13/2023	250
Morgan Stanley Capital Services, Inc.	USD	16,147	MXN	293,392	07/13/2023	967,399
Morgan Stanley Capital Services, Inc.	PLN	9,783	USD	2,402	07/20/2023	(2,179)
Morgan Stanley Capital Services, Inc.	USD	2,110	HUF	731,738	07/20/2023	24,433
Morgan Stanley Capital Services, Inc.	KRW	8,436,639	USD	6,393	07/27/2023	(15,763)
Morgan Stanley Capital Services, Inc.	BRL	111,145	USD	23,080	08/02/2023	(18,392)
Morgan Stanley Capital Services, Inc.	USD	1,111	BRL	5,431	08/02/2023	17,989
Morgan Stanley Capital Services, Inc.	USD	1,278	ZAR	23,396	08/23/2023	(40,671)
Morgan Stanley Capital Services, Inc.	ZAR	23,561	USD	1,259	08/23/2023	13,404
Natwest Markets PLC	KRW	2,439,581	USD	1,900	07/27/2023	46,523
Natwest Markets PLC	INR	421,526	USD	5,118	09/25/2023	(4,459)
Natwest Markets PLC	USD	4,222	INR	347,347	09/25/2023	(1,483)
State Street Bank & Trust Co.	CNH	140,911	USD	20,284	07/07/2023	897,968
State Street Bank & Trust Co.	USD	6,382	CNH	45,439	07/07/2023	(130,268)
State Street Bank & Trust Co.	HKD	68,045	USD	8,700	07/12/2023	16,003
State Street Bank & Trust Co.	USD	67,777	HKD	530,263	07/12/2023	(103,229)
State Street Bank & Trust Co.	THB	49,716	USD	1,438	07/13/2023	34,830
State Street Bank & Trust Co.	USD	14,791	THB	504,913	07/13/2023	(538,927)
UBS AG	CAD	2,138	USD	1,622	08/24/2023	7,184
UBS AG	CAD	23,450	USD	17,526	08/24/2023	(189,210)

						$(2,246,861)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $38,532,746 or 3.4% of net assets.

(b)	Non-income producing security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of June 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Globaltrans Investment PLC (Sponsored GDR)	12/14/2009-08/01/2017	$4,775,195	$0	0.00%
X5 Retail Group NV (GDR)	01/29/2021	7,119,877	0	0.00%

(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(i)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $180,464,425 and gross unrealized depreciation of investments was $(87,717,186), resulting in net unrealized appreciation of $92,747,239.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

COUNTRY BREAKDOWN1

June 30, 2023 (unaudited)

24.9%	China
16.9%	Taiwan
14.6%	South Korea
10.5%	India
9.0%	Brazil
3.7%	United States
3.2%	Vietnam
2.2%	Philippines
2.0%	United Arab Emirates
1.7%	Hong Kong
1.7%	Macau
1.1%	Mexico
1.1%	Zambia
6.8%	Other
0.6%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 1.0% or less in the following: Canada, Chile, Greece, Indonesia, Kazakhstan, Peru, Poland, Portugal, Russia, Saudi Arabia, South Africa and Thailand.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Common Stocks:
Information Technology	$21,050,826	$311,779,782		$—		$332,830,608
Financials	32,091,193	204,140,315		0	(a)	236,231,508
Consumer Discretionary	26,935,416	141,341,445		—		168,276,861
Industrials	20,740,805	51,822,409		0	(a)	72,563,214
Materials	40,441,606	30,145,665		—		70,587,271
Utilities	18,830,247	37,529,523		—		56,359,770
Energy	10,330,562	28,104,531		1	(a)	38,435,094
Real Estate	444,419	27,542,830		—		27,987,249
Communication Services	277,194	27,646,175		—		27,923,369
Health Care	13,116,357	13,877,356		—		26,993,713
Consumer Staples	7,262,587	19,375,281		—		26,637,868
Equity Linked Notes	—	17,178,650		—		17,178,650
Short-Term Investments	6,587,397	—		—		6,587,397

Total Investments in Securities	198,108,609	910,483,962	(b)	1	(a)	1,108,592,572
Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	—	4,325,487		—		4,325,487
Liabilities:
Forward Currency Exchange Contracts	—	(6,572,348)		—		(6,572,348)

Total	$198,108,609	$908,237,101		$1	(a)	$1,106,345,711

(a)	The Portfolio held securities with zero market value at period end.

(b)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2023 is as follows:

Portfolio	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$20,028	$197,439	$210,880	$6,587	$429